Investments carried under the equity method (Details) $ in Thousands	1 Months Ended	9 Months Ended
	Jun. 30, 2021 MW	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Investments in associates [Abstract]
Investment under the equity method		$ 268,151		$ 294,581
Share of profit of associates carried under the equity method		$ 20,668	$ 4,245
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest		30.00%
Ownership interest		100.00%
AYES Canada [Member]
Investments in associates [Abstract]
Ownership interest		30.00%
AYES Canada [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Dividend distribution		$ 14,900
2007 Vento II, LLC [Member]
Investments in associates [Abstract]
Investment under the equity method		185,418		195,952
Ownership interest	49.00%
Gross capacity | MW	596
2007 Vento II, LLC [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Dividend distribution		26,000
Share of profit of associates carried under the equity method		17,200
Windlectric Inc. [Member]
Investments in associates [Abstract]
Investment under the equity method		23,365		41,911
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 43,154		38,922
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		51.00%
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 13,841		15,358
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method		1,430		1,495
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		918		923
Liberty Infraestructuras S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 25		$ 20